Share-based Compensation - Restricted Stock and Restricted Stock Units (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024	Sep. 11, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Apr. 12, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 16.3		$ 0.0	$ 0.0		$ 0.0
2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense, nonvested awards	$ 42.4				$ 42.4		$ 21.0
Compensation expense, recognition period					2 years 8 months 12 days		3 years
RSAs | 2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized for issuance (in shares)								58,900
Remaining shares available for future awards (in shares)	14,000				14,000
RSUs | 2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share granted during the period (in shares)	4,600	16	319	43		334
Fair value of awards granted	$ 39.3	$ 0.8	$ 12.0	$ 2.1		$ 12.7
Share granted during the period, after effect of exchange ratio (in shares)		1,200	22,600	3,000		23,700
Minimum | RSAs | 2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, vesting period					1 year
Minimum | RSUs | 2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, vesting period					1 year
Maximum | RSAs | 2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, vesting period					4 years
Maximum | RSUs | 2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, vesting period					4 years